First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 7.9%
180,848	APA Group (AUD)	$1,115,770
40,396	BHP Group Ltd. (AUD)	1,422,521
47,184	Coles Group Ltd. (AUD)	699,188
49,111	Fortescue Ltd. (AUD)	718,167
111,010	Harvey Norman Holdings Ltd. (AUD)	500,916
12,692	JB Hi-Fi Ltd. (AUD)	717,210
144,450	Medibank Pvt., Ltd. (AUD)	464,715
162,646	Metcash Ltd. (AUD)	376,018
8,576	Rio Tinto Ltd. (AUD)	905,041
160,245	Stockland (AUD)	601,452
86,607	Super Retail Group Ltd. (AUD)	886,539
314,376	Ventia Services Group Pty Ltd. (AUD)	1,265,332
293,657	Vicinity Ltd. (AUD)	503,040
20,963	Wesfarmers Ltd. (AUD)	1,216,854
10,865	Woodside Energy Group Ltd. (AUD)	191,945
		11,584,708
	Austria — 0.3%
11,719	Wienerberger AG (EUR)	387,563
	Belgium — 0.2%
29,293	Proximus SADP (EUR)	266,843
	Bermuda — 0.2%
15,540	Orient Overseas International Ltd. (HKD)	254,421
	Canada — 2.6%
23,957	ARC Resources Ltd. (CAD)	444,603
75,978	B2Gold Corp. (CAD)	369,944
32,077	Canadian Natural Resources Ltd. (CAD)	1,192,713
3,296	George Weston Ltd. (CAD)	229,884
18,594	Pembina Pipeline Corp. (CAD)	772,628
14,933	Suncor Energy, Inc. (CAD)	789,283
		3,799,055
	Cayman Islands — 0.7%
124,438	CK Hutchison Holdings Ltd. (HKD)	1,007,502
	Denmark — 1.3%
236	A.P. Moller - Maersk A/S, Class A (DKK)	579,479
236	A.P. Moller - Maersk A/S, Class B (DKK)	585,472
13,511	Novo Nordisk A/S, Class B (DKK)	792,494
		1,957,445
	Finland — 2.1%
5,534	Elisa Oyj (EUR)	243,760
Shares	Description	Value

	Finland (Continued)
102,714	Nordea Bank Abp (EUR)	$1,986,391
10,753	Orion Oyj, Class B (EUR)	887,767
		3,117,918
	France — 8.0%
27,404	AXA S.A. (EUR)	1,248,338
22,595	BNP Paribas S.A. (EUR)	2,442,616
1,678	Christian Dior SE (EUR)	1,018,380
53,974	Credit Agricole S.A. (EUR)	1,168,883
11,158	FDJ UNITED (EUR)	295,473
438	Hermes International S.C.A. (EUR)	1,053,426
1,249	LVMH Moet Hennessy Louis Vuitton SE (EUR)	809,689
2,429	Sanofi S.A. (EUR)	228,035
30,467	TotalEnergies SE (EUR)	2,208,382
8,590	Vinci S.A. (EUR)	1,233,572
		11,706,794
	Germany — 6.6%
5,256	Allianz SE (EUR)	2,316,396
13,690	Bayer AG (EUR)	723,097
7,493	Bayerische Motoren Werke AG (EUR)	776,452
55,321	Deutsche Bank AG (EUR)	2,183,646
18,889	DHL Group (EUR)	1,059,502
21,363	Fresenius SE & Co. KGaA (EUR)	1,195,485
1,494	Hapag-Lloyd AG (EUR) (c) (d)	214,635
13,546	Mercedes-Benz Group AG (EUR)	927,923
1,572	SAP SE (EUR)	317,817
		9,714,953
	Greece — 1.1%
25,059	Eurobank S.A. (EUR)	122,825
53,350	Hellenic Telecommunications Organization S.A. (EUR)	997,273
22,494	OPAP S.A. (EUR)	453,277
		1,573,375
	Israel — 0.8%
9,288	First International Bank Of Israel (The) Ltd. (ILS)	791,667
66,881	ICL Group Ltd. (ILS)	364,219
		1,155,886
	Italy — 5.7%
20,910	ACEA S.p.A (EUR)	582,465
17,038	Azimut Holding S.p.A. (EUR)	717,364
42,848	Banca Mediolanum S.p.A. (EUR)	1,003,611
83,265	Banca Popolare di Sondrio S.p.A. (EUR)	1,699,095
49,813	Eni S.p.A. (EUR)	1,017,127
75,590	Pirelli & C S.p.A. (EUR) (c) (d)	568,607

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
46,600	Poste Italiane S.p.A. (EUR) (c) (d)	$1,226,272
68,356	Unipol Assicurazioni S.p.A. (EUR)	1,521,264
		8,335,805
	Japan — 20.8%
26,700	Advantest Corp. (JPY)	4,400,255
23,800	Bandai Namco Holdings, Inc. (JPY)	616,684
22,700	Chugai Pharmaceutical Co., Ltd. (JPY)	1,290,919
3,500	Disco Corp. (JPY)	1,496,931
3,400	Fast Retailing Co., Ltd. (JPY)	1,291,807
87,000	Honda Motor Co., Ltd. (JPY)	874,160
6,900	Hoya Corp. (JPY)	1,153,418
119,000	ITOCHU Corp. (JPY)	1,515,566
596	Japan Metropolitan Fund Invest (JPY)	468,682
33,800	Japan Tobacco, Inc. (JPY)	1,218,905
47,400	KDDI Corp. (JPY)	798,321
13,400	Mitsui OSK Lines Ltd. (JPY)	418,988
47,900	Mizuho Financial Group, Inc. (JPY)	2,099,417
57,300	MS&AD Insurance Group Holdings, Inc. (JPY)	1,455,826
13,450	Nintendo Co., Ltd. (JPY)	873,868
23,500	Nippon Yusen KK (JPY)	770,173
13,400	Niterra Co., Ltd. (JPY)	584,540
574,100	NTT, Inc. (JPY)	574,619
16,900	Obic Co., Ltd. (JPY)	469,238
3,400	Oracle Corp. Japan (JPY)	229,801
40,200	ORIX Corp. (JPY)	1,219,300
26,200	Recruit Holdings Co., Ltd. (JPY)	1,371,285
6,900	SCREEN Holdings Co., Ltd. (JPY)	876,544
16,900	Sega Sammy Holdings, Inc. (JPY)	264,322
27,300	Sekisui House Ltd. (JPY)	606,471
31,500	Shionogi & Co., Ltd. (JPY)	646,039
341,600	SoftBank Corp. (JPY)	461,323
24,000	Takeda Pharmaceutical Co., Ltd. (JPY)	812,923
20,500	Tokyo Gas Co., Ltd. (JPY)	906,843
34,100	USS Co., Ltd. (JPY)	376,122
40,900	ZOZO, Inc. (JPY)	337,221
		30,480,511
	Jersey — 0.4%
141,296	Man Group PLC (GBP)	508,102
Shares	Description	Value

	Luxembourg — 0.2%
105,002	B&M European Value Retail S.A. (GBP)	$253,378
	Netherlands — 3.5%
2,055	ASML Holding N.V. (EUR)	2,961,083
1,729	Ferrari N.V. (EUR)	575,493
152,854	Koninklijke KPN N.V. (EUR)	744,312
5,236	Magnum Ice Cream (The) Co. N.V. (GBP) (e)	92,961
80,141	Stellantis N.V. (EUR)	787,132
		5,160,981
	New Zealand — 0.1%
134,941	Spark New Zealand Ltd. (NZD)	183,621
	Norway — 0.5%
26,249	Equinor ASA (NOK)	700,482
	Portugal — 0.2%
75,838	Navigator (The) Co., S.A. (EUR)	287,124
	Singapore — 1.2%
46,961	Hafnia Ltd. (NOK)	288,773
171,600	Keppel DC REIT (SGD)	307,561
223,300	Singapore Airlines Ltd. (SGD)	1,114,657
		1,710,991
	Spain — 3.0%
106,209	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	2,700,453
30,218	Endesa S.A. (EUR)	1,113,613
14,117	Logista Integral S.A. (EUR)	515,731
		4,329,797
	Switzerland — 8.9%
27,204	ABB Ltd. (CHF)	2,345,797
27,913	EFG International AG (CHF)	710,598
2,233	Kuehne + Nagel International AG (CHF)	516,185
11,863	Nestle S.A. (CHF)	1,126,836
20,466	Novartis AG (CHF)	3,034,491
1,194	Roche Holding AG (CHF)	541,667
1,684	Roche Holding AG (CHF)	775,505
4,098	Sandoz Group AG (CHF)	324,320
7,096	SGS S.A. (CHF)	851,832
57,980	UBS Group AG (CHF)	2,729,309
		12,956,540
	United Kingdom — 23.2%
29,963	3i Group PLC (GBP)	1,373,900
4,816	AstraZeneca PLC (GBP)	896,233
425,083	Barclays PLC (GBP)	2,828,031
73,293	Barratt Redrow PLC (GBP)	389,326
19,515	Big Yellow Group PLC (GBP)	275,043
31,525	BP PLC, ADR	1,194,167
300,427	BP PLC (GBP)	1,906,625
27,245	British American Tobacco PLC (GBP)	1,631,397

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
145,959	BT Group PLC (GBP)	$382,169
553,706	Centrica PLC (GBP)	1,446,753
74,354	Evraz PLC (GBP) (e) (f) (g) (h)	0
2,164	GSK PLC (GBP)	55,565
250,805	HSBC Holdings PLC (GBP)	4,411,335
44,331	IG Group Holdings PLC (GBP)	820,124
31,353	Imperial Brands PLC (GBP)	1,315,367
25,282	Inchcape PLC (GBP)	282,464
47,867	Investec PLC (GBP)	398,231
96,763	J Sainsbury PLC (GBP)	424,226
24,692	Mondi PLC (GBP)	288,542
62,936	National Grid PLC (GBP)	1,063,129
227,222	NatWest Group PLC (GBP)	2,068,227
133,532	OSB Group PLC (GBP)	1,115,492
25,244	Reckitt Benckiser Group PLC (GBP) (e)	2,104,329
17,264	Rio Tinto PLC (GBP)	1,591,725
84,960	Safestore Holdings PLC (GBP)	961,425
72,918	Shell PLC (GBP)	2,787,768
283,266	Taylor Wimpey PLC (GBP)	413,769
23,276	Unilever PLC (GBP)	1,573,529
		33,998,891
	Total Common Stocks	145,432,686
	(Cost $97,715,838)
MONEY MARKET FUNDS — 0.1%
170,574	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (i)	170,574
	(Cost $170,574)

	Total Investments — 99.6%	145,603,260
	(Cost $97,886,412)
	Net Other Assets and Liabilities — 0.4%	652,845
	Net Assets — 100.0%	$146,256,105

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2026, securities
noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	29.8%
Consumer Discretionary	11.6
Industrials	10.7
Energy	9.3
Health Care	9.2
Consumer Staples	7.4
Information Technology	7.4
Materials	4.3
Utilities	4.3
All Other	6.0
Total	100.0%

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	30.8%
GBP	23.1
JPY	20.9
CHF	8.9
AUD	8.0
CAD	2.6
DKK	1.3
SGD	1.0
HKD	0.9
USD	0.9
ILS	0.8
NOK	0.7
NZD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$33,998,891	$33,998,891	$—	$— **
Other Country Categories*	111,433,795	111,433,795	—	—
Money Market Funds	170,574	170,574	—	—
Total Investments	$145,603,260	$145,603,260	$—	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 93.8%
	Bermuda — 0.9%
294,256	COSCO SHIPPING Ports Ltd. (HKD)	$233,157
19,758	Orient Overseas International Ltd. (HKD)	323,479
		556,636
	Brazil — 4.2%
77,030	Banco do Brasil S.A. (BRL)	369,141
57,286	BB Seguridade Participacoes S.A. (BRL)	406,126
52,992	Fleury S.A. (BRL)	167,351
70,886	Petroleo Brasileiro S.A. - Petrobras (BRL)	544,028
35,580	Suzano S.A. (BRL)	333,507
43,039	Vale S.A. (BRL)	689,573
		2,509,726
	Cayman Islands — 11.4%
83,057	Alibaba Group Holding Ltd. (HKD)	1,798,907
27,939	ANTA Sports Products Ltd. (HKD)	279,851
127,290	China Medical System Holdings Ltd. (HKD)	228,604
314,564	Fufeng Group Ltd. (HKD)	340,653
409,145	Haidilao International Holding Ltd. (HKD) (c) (d)	836,924
14,044	Meituan, Class B (HKD) (c) (d) (e)	174,739
36,232	Tencent Holdings Ltd. (HKD)	2,810,588
189,061	Topsports International Holdings Ltd. (HKD) (c) (d)	68,489
112,776	Wisdom Marine Lines Co., Ltd. (TWD)	253,361
		6,792,116
	Chile — 1.6%
3,267,673	Banco de Chile (CLP)	720,225
2,651,050	Enel Chile S.A. (CLP)	224,958
		945,183
	China — 2.1%
1,533,829	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,274,248
	Greece — 1.8%
113,403	Eurobank S.A. (EUR)	555,838
7,306	Motor Oil Hellas Corinth Refineries S.A. (EUR)	294,100
10,848	OPAP S.A. (EUR)	218,598
		1,068,536
	Hong Kong — 1.3%
139,441	China Merchants Port Holdings Co., Ltd. (HKD)	280,770
Shares	Description	Value

	Hong Kong (Continued)
236,758	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d)	$137,895
339,361	Lenovo Group Ltd. (HKD)	385,751
		804,416
	India — 17.7%
53,399	Bajaj Finance Ltd. (INR)	539,780
139,286	Bank of Baroda (INR)	453,347
158,910	Bharat Petroleum Corp., Ltd. (INR)	629,680
6,421	Britannia Industries Ltd. (INR)	409,080
67,639	CG Power & Industrial Solutions Ltd. (INR)	429,456
11,386	Eicher Motors Ltd. (INR)	881,607
28,824	HCL Technologies Ltd. (INR)	531,311
16,983	Hindustan Unilever Ltd. (INR)	438,110
59,436	ICICI Bank Ltd. (INR)	875,508
23,034	Indian Railway Catering & Tourism Corp., Ltd. (INR)	156,014
2,437	Infosys Ltd. (INR)	43,475
12,738	InterGlobe Aviation Ltd. (INR) (c) (d)	636,502
7,699	ITC Hotels Ltd. (INR) (e)	15,129
77,547	ITC Ltd. (INR)	271,578
15,894	Kwality Wall’s India Ltd. (INR) (e) (f) (g)	6,265
32,478	LIC Housing Finance Ltd. (INR)	185,821
2,370	LTIMindtree Ltd. (INR) (c) (d)	153,929
63,451	REC Ltd. (INR)	251,148
16,220	Reliance Industries Ltd. (INR)	246,049
77,627	Shriram Finance Ltd. (INR)	860,764
56,601	State Bank of India (INR)	662,783
29,020	Sun Pharmaceutical Industries Ltd. (INR)	503,281
13,324	Tata Consultancy Services Ltd. (INR)	452,484
10,958	Titan Co., Ltd. (INR)	473,807
58,311	Vedanta Ltd. (INR)	432,035
		10,538,943
	Indonesia — 0.5%
1,137,867	Alamtri Resources Indonesia Tbk PT (IDR)	149,818
362,339	Indofood Sukses Makmur Tbk PT (IDR)	146,792
		296,610
	Israel — 1.9%
36,451	Bank Hapoalim BM (ILS)	903,969
42,877	ICL Group Ltd. (ILS)	233,499
		1,137,468
	Malaysia — 1.8%
132,900	Alliance Bank Malaysia Bhd (MYR)	176,323

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
198,800	IOI Corp. Bhd (MYR)	$201,221
67,000	MISC Bhd (MYR)	135,971
502,300	Sunway Real Estate Investment Trust (MYR)	330,025
137,700	TIME dotCom Bhd (MYR)	208,541
		1,052,081
	Mexico — 0.6%
48,150	Alsea S.A.B. de C.V. (MXN)	147,045
63,510	Banco del Bajio S.A. (MXN) (c) (d)	186,576
		333,621
	Netherlands — 1.1%
40,757	JBS N.V., BDR (BRL) (e)	637,599
	Philippines — 1.9%
102,700	International Container Terminal Services, Inc. (PHP)	1,119,783
	Poland — 2.5%
8,784	Asseco Poland S.A. (PLN)	535,495
7,644	Bank Handlowy w Warszawie S.A. (PLN)	248,274
22,485	ORLEN S.A. (PLN)	683,220
		1,466,989
	Russia — 0.0%
59,735	Rosneft Oil Co. PJSC (RUB) (e) (f) (g) (h)	0
23,602	Severstal PAO (RUB) (e) (f) (g) (h)	0
		0
	Saudi Arabia — 0.6%
10,288	SABIC Agri-Nutrients Co. (SAR)	342,869
	Singapore — 1.6%
70,900	Sembcorp Industries Ltd. (SGD)	336,080
120,900	Singapore Airlines Ltd. (SGD)	603,502
		939,582
	South Africa — 1.1%
2,461	Absa Group Ltd. (ZAR)	38,805
28,144	Exxaro Resources Ltd. (ZAR)	321,255
14,257	Kumba Iron Ore Ltd. (ZAR)	317,729
		677,789
	South Korea — 6.1%
2,747	Hyundai Motor Co. (KRW)	954,217
9,357	Kia Corp. (KRW)	991,996
4,526	KT Corp. (KRW)	178,914
9,150	Meritz Financial Group, Inc. (KRW)	741,205
229	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	277,619
Shares	Description	Value

	South Korea (Continued)
124	Samsung Episholdings Co., Ltd. (KRW) (e)	$52,205
3,811	Samsung SDS Co., Ltd. (KRW)	458,305
		3,654,461
	Taiwan — 25.6%
10,873	Bora Pharmaceuticals Co., Ltd. (TWD)	208,339
50,793	Chicony Electronics Co., Ltd. (TWD)	188,839
96,331	Evergreen Marine Corp. Taiwan Ltd. (TWD)	569,354
8,800	Global Unichip Corp. (TWD)	732,634
19,224	International Games System Co., Ltd. (TWD)	437,381
8,705	Jentech Precision Industrial Co., Ltd. (TWD)	785,580
26,265	MediaTek, Inc. (TWD)	1,468,904
23,445	Nan Ya Printed Circuit Board Corp. (TWD)	289,431
29,612	Realtek Semiconductor Corp. (TWD)	454,954
32,000	Sino-American Silicon Products, Inc. (TWD)	122,021
147,527	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	8,320,954
30,866	Tripod Technology Corp. (TWD)	367,312
84,411	Unimicron Technology Corp. (TWD)	1,015,239
2,368	Wiwynn Corp. (TWD)	269,005
		15,229,947
	Thailand — 3.4%
172,700	Kasikornbank PCL, NVDR (THB)	1,031,864
169,600	Kasikornbank PCL (THB)	1,013,342
		2,045,206
	Turkiye — 4.1%
347,214	Akbank T.A.S. (TRY)	742,142
119,226	Aksa Enerji Uretim A/S (TRY) (e)	202,059
41,075	Torunlar Gayrimenkul Yatirim Ortakligi A/S (TRY)	78,916
133,286	Turkiye Petrol Rafinerileri A/S (TRY)	750,303
709,722	Yapi ve Kredi Bankasi A/S (TRY) (e)	670,439
		2,443,859
	Total Common Stocks	55,867,668
	(Cost $40,501,102)

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (b) — 5.8%
	United States — 5.8%
1,634	iShares Core MSCI Emerging Markets ETF	$118,563
39,063	iShares MSCI China ETF	2,437,531
8,587	State Street SPDR S&P China ETF	876,304
	Total Exchange-Traded Funds	3,432,398
	(Cost $3,164,187)
MONEY MARKET FUNDS — 0.9%
533,972	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (i)	533,972
	(Cost $533,972)

	Total Investments — 100.5%	59,834,038
	(Cost $44,199,261)
	Net Other Assets and Liabilities — (0.5)%	(299,640)
	Net Assets — 100.0%	$59,534,398

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2026, securities
noted as such are valued at $6,265 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of January 31, 2026.
Forward Foreign Currency Contracts at January 31, 2026:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2026	Sale Value as of 1/31/2026	Unrealized Appreciation (Depreciation)
02/26/2026	SG	USD	3,688,453	TWD	116,000,000	$3,688,453	$3,691,847	$(3,394)

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BDR	– Brazilian Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NVDR	– Non-Voting Depositary Receipt
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SAR	– Saudi Riyal
SG	– Societe Generale
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Information Technology	27.7%
Financials	27.3
Consumer Discretionary	11.4
Industrials	7.9
Communication Services	6.1
Energy	6.1
Materials	4.5
Consumer Staples	3.5
Health Care	2.6
All Other	2.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments‡
TWD	19.7%
INR	17.6
HKD	15.3
USD	12.8
KRW	6.1
BRL	5.3
TRY	4.1
THB	3.4
PLN	2.4
ILS	1.9
PHP	1.9
EUR	1.8
MYR	1.8
CLP	1.6
SGD	1.6
ZAR	1.1
SAR	0.6
MXN	0.5
IDR	0.5
RUB	0.0‡‡
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Investments are valued at $0.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
India	$10,538,943	$10,532,678	$6,265	$—
Russia	— **	—	—	— **
Thailand	2,045,206	—	2,045,206	—
Other Country Categories*	43,283,519	43,283,519	—	—
Exchange-Traded Funds*	3,432,398	3,432,398	—	—
Money Market Funds	533,972	533,972	—	—
Total Investments	$59,834,038	$57,782,567	$2,051,471	$— **

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(3,394)	$—	$(3,394)	$—

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund III
Additional Information
January 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.